Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	AQUILA FUNDS TRUST
Entity Central Index Key	0000707800
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 24, 2019
Document Effective Date	Apr. 25, 2019
Prospectus Date	Apr. 25, 2019